REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Solar Modules [Member] CNY	Dec. 31, 2012 Solar Modules [Member] CNY	Dec. 31, 2011 Solar Modules [Member] CNY	Dec. 31, 2013 Silicon Wafers [Member] CNY	Dec. 31, 2012 Silicon Wafers [Member] CNY	Dec. 31, 2011 Silicon Wafers [Member] CNY	Dec. 31, 2013 Solar Cells [Member] CNY	Dec. 31, 2012 Solar Cells [Member] CNY	Dec. 31, 2011 Solar Cells [Member] CNY	Dec. 31, 2013 Silicone Ingots [Member] CNY	Dec. 31, 2012 Silicone Ingots [Member] CNY	Dec. 31, 2011 Silicone Ingots [Member] CNY	Dec. 31, 2013 Recovered Silicon Materials [Member] CNY	Dec. 31, 2012 Recovered Silicon Materials [Member] CNY	Dec. 31, 2011 Recovered Silicon Materials [Member] CNY	Dec. 31, 2013 Processing Service Fees [Member] CNY	Dec. 31, 2012 Processing Service Fees [Member] CNY	Dec. 31, 2011 Processing Service Fees [Member] CNY	Dec. 31, 2013 Solar System EPC [Member] CNY	Dec. 31, 2012 Solar System EPC [Member] CNY	Dec. 31, 2011 Solar System EPC [Member] CNY	Dec. 31, 2013 Generated Electricity [Member] CNY	Dec. 31, 2012 Generated Electricity [Member] CNY	Dec. 31, 2011 Generated Electricity [Member] CNY
Operating Revenue By Product Type [Line Items]
Revenues	$ 1,169,340,819	7,078,838,515	4,794,768,449	7,384,951,444	6,660,317,517	3,897,288,039	6,647,264,147	70,636,980	328,428,550	517,935,191	184,203,072	138,686,401	168,388,351	1,189,751	1,885,648	14,363,232	14,559,658	270,406	6,365,978	71,010,744	213,427,948	5,836,528	201,056	213,174,391	24,798,017	76,719,737	1,607,066